ACCOUNTS RECEIVABLE, NET - Allowance for credit losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of the allowance for credit losses
Balance at the beginning of the year	$ (2,841,192)	$ (644,669)	$ (234,190)
Additions charged to allowance for expected credit losses	(2,345,747)	(2,221,430)	(438,997)
Recovery of allowance for expected credit losses	1,099,404
Foreign currency translation adjustments	94,613	24,907	28,518
Balance at the end of the year	$ (3,992,922)	$ (2,841,192)	$ (644,669)